John Hancock
Managed Account Shares
Quarterly portfolio holdings 2/28/2021

Portfolios' investments
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 2-28-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 1.1%				$231,100
(Cost $234,750)
Saudi Arabia 1.1%				231,100
Kingdom of Saudi Arabia Bond (A)	4.375	04-16-29	200,000	231,100

Corporate bonds 91.0%				$19,193,573
(Cost $18,961,935)
Communication services 6.8%				1,430,769
Diversified telecommunication services 2.2%
AT&T, Inc.	3.100	02-01-43	257,000	241,272
Level 3 Financing, Inc. (A)	3.400	03-01-27	25,000	27,188
Telefonica Emisiones SA	5.213	03-08-47	165,000	199,544
Media 2.4%
Charter Communications Operating LLC	4.200	03-15-28	61,000	68,379
Charter Communications Operating LLC	4.800	03-01-50	110,000	120,965
Charter Communications Operating LLC	5.750	04-01-48	129,000	159,033
Charter Communications Operating LLC	6.484	10-23-45	95,000	127,346
Cox Communications, Inc. (A)	1.800	10-01-30	34,000	32,508
Wireless telecommunication services 2.2%
T-Mobile USA, Inc. (A)	2.050	02-15-28	50,000	49,519
T-Mobile USA, Inc. (A)	3.300	02-15-51	85,000	78,735
T-Mobile USA, Inc. (A)	3.750	04-15-27	36,000	39,655
T-Mobile USA, Inc. (A)	3.875	04-15-30	195,000	214,387
T-Mobile USA, Inc. (A)	4.500	04-15-50	65,000	72,238
Consumer discretionary 10.5%				2,210,606
Automobiles 1.8%
General Motors Financial Company, Inc.	3.600	06-21-30	193,000	208,595
General Motors Financial Company, Inc.	4.300	07-13-25	90,000	99,865
Hyundai Capital America (A)	1.800	10-15-25	25,000	25,248
Hyundai Capital America (A)	2.375	10-15-27	25,000	25,639
Nissan Motor Acceptance Corp. (A)	3.450	03-15-23	27,000	28,380
Hotels, restaurants and leisure 2.7%
Choice Hotels International, Inc.	3.700	12-01-29	50,000	52,988
Choice Hotels International, Inc.	3.700	01-15-31	35,000	36,924
Genting New York LLC (A)	3.300	02-15-26	200,000	200,575
Hyatt Hotels Corp.	5.750	04-23-30	56,000	66,604
Marriott International, Inc.	3.500	10-15-32	56,000	59,003
Marriott International, Inc.	4.650	12-01-28	135,000	152,758
Internet and direct marketing retail 5.0%
Amazon.com, Inc.	4.050	08-22-47	55,000	65,599
Booking Holdings, Inc.	4.625	04-13-30	106,000	126,570
eBay, Inc.	2.700	03-11-30	90,000	93,442
Expedia Group, Inc. (A)	2.950	03-15-31	66,000	65,340
Expedia Group, Inc.	3.250	02-15-30	85,000	87,150
Expedia Group, Inc.	3.800	02-15-28	140,000	150,175
Expedia Group, Inc. (A)	4.625	08-01-27	92,000	102,384
Expedia Group, Inc.	5.000	02-15-26	116,000	131,092
Prosus NV (A)	4.850	07-06-27	200,000	226,942
Multiline retail 0.6%
Dollar General Corp.	3.500	04-03-30	35,000	38,548
Dollar Tree, Inc.	4.200	05-15-28	78,000	89,419
2	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.4%
AutoNation, Inc.	4.750	06-01-30	25,000	$29,476
Tractor Supply Company	1.750	11-01-30	50,000	47,890
Consumer staples 1.5%				316,903
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	34,000	39,446
Constellation Brands, Inc.	3.150	08-01-29	35,000	37,534
Keurig Dr. Pepper, Inc.	3.200	05-01-30	30,000	32,450
Food and staples retailing 0.7%
7-Eleven, Inc. (A)	1.300	02-10-28	55,000	53,589
7-Eleven, Inc. (A)	2.800	02-10-51	65,000	60,079
The Kroger Company	2.200	05-01-30	25,000	25,265
Food products 0.1%
Cargill, Inc. (A)	2.125	04-23-30	20,000	20,256
Household products 0.2%
The Clorox Company	1.800	05-15-30	49,000	48,284
Energy 7.2%				1,523,872
Oil, gas and consumable fuels 7.2%
Aker BP ASA (A)	4.000	01-15-31	150,000	160,108
Cimarex Energy Company	4.375	06-01-24	25,000	27,204
Colorado Interstate Gas Company LLC (A)	4.150	08-15-26	19,000	21,336
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	60,000	61,073
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	49,000	53,012
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	80,000	84,785
Energy Transfer Operating LP	5.150	03-15-45	58,000	61,349
Energy Transfer Operating LP	5.250	04-15-29	113,000	131,049
Energy Transfer Operating LP	5.875	01-15-24	49,000	55,021
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	109,000	109,044
Kinder Morgan Energy Partners LP	7.750	03-15-32	22,000	31,478
Midwest Connector Capital Company LLC (A)	3.900	04-01-24	70,000	71,705
MPLX LP	4.000	03-15-28	35,000	39,109
MPLX LP	4.125	03-01-27	12,000	13,436
MPLX LP	4.250	12-01-27	50,000	56,985
Sabine Pass Liquefaction LLC	5.000	03-15-27	75,000	87,198
Sabine Pass Liquefaction LLC	5.875	06-30-26	124,000	147,876
Sunoco Logistics Partners Operations LP	3.900	07-15-26	138,000	149,938
Sunoco Logistics Partners Operations LP	5.400	10-01-47	60,000	65,872
The Williams Companies, Inc.	3.750	06-15-27	39,000	43,255
TransCanada PipeLines, Ltd.	4.250	05-15-28	46,000	53,039
Financials 19.4%				4,093,277
Banks 10.7%
Bank of America Corp.	3.248	10-21-27	106,000	116,213
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	100,000	115,983
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (B)	6.300	03-10-26	50,000	57,406
Barclays PLC	4.375	01-12-26	200,000	226,296
Citigroup, Inc.	3.200	10-21-26	193,000	210,409
Citigroup, Inc.	4.600	03-09-26	91,000	104,430
Citizens Financial Group, Inc.	3.250	04-30-30	115,000	124,988
Credit Agricole SA (A)	3.250	01-14-30	250,000	265,071
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)	4.600	02-01-25	75,000	76,500
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	135,000	$149,175
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	200,000	212,579
Santander Holdings USA, Inc.	3.244	10-05-26	105,000	112,466
Santander Holdings USA, Inc.	3.450	06-02-25	140,000	150,484
The PNC Financial Services Group, Inc.	3.150	05-19-27	17,000	18,797
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (B)	6.750	08-01-21	58,000	58,870
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	226,000	247,301
Capital markets 3.3%
Ares Capital Corp.	2.150	07-15-26	100,000	98,770
Ares Capital Corp.	3.875	01-15-26	45,000	48,083
Ares Capital Corp.	4.200	06-10-24	45,000	48,878
Cantor Fitzgerald LP (A)	4.875	05-01-24	45,000	50,041
Lazard Group LLC	4.375	03-11-29	27,000	30,900
Macquarie Bank, Ltd. (A)	3.624	06-03-30	200,000	211,905
Morgan Stanley	3.875	01-27-26	31,000	34,899
The Goldman Sachs Group, Inc.	3.850	01-26-27	163,000	182,012
Consumer finance 0.4%
Discover Financial Services	4.100	02-09-27	80,000	90,380
Diversified financial services 1.3%
GE Capital International Funding Company	4.418	11-15-35	35,000	39,971
Jefferies Financial Group, Inc.	5.500	10-18-23	29,000	31,612
Jefferies Group LLC	4.150	01-23-30	45,000	50,978
Jefferies Group LLC	4.850	01-15-27	77,000	90,453
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	55,000	58,672
Insurance 3.7%
Ascot Group, Ltd. (A)	4.250	12-15-30	50,000	52,250
Athene Holding, Ltd.	3.500	01-15-31	98,000	102,106
Brighthouse Financial, Inc.	3.700	06-22-27	57,000	62,132
CNO Financial Group, Inc.	5.250	05-30-29	25,000	29,440
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	34,000	43,319
New York Life Insurance Company (A)	3.750	05-15-50	24,000	26,676
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	200,000	204,750
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	69,000	72,905
SBL Holdings, Inc. (A)	5.000	02-18-31	105,000	104,328
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	69,000	80,849
Health care 8.7%				1,830,678
Biotechnology 1.5%
AbbVie, Inc.	3.200	11-21-29	133,000	143,788
AbbVie, Inc.	4.250	11-21-49	23,000	26,553
Gilead Sciences, Inc.	2.800	10-01-50	50,000	46,163
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	91,000	99,591
Health care providers and services 6.5%
AmerisourceBergen Corp.	2.800	05-15-30	113,000	118,515
AmerisourceBergen Corp.	3.450	12-15-27	53,000	58,750
Cottage Health Obligated Group	3.304	11-01-49	62,000	65,358
CVS Health Corp.	2.700	08-21-40	60,000	56,966
CVS Health Corp.	3.000	08-15-26	10,000	10,856
CVS Health Corp.	3.750	04-01-30	117,000	130,822
CVS Health Corp.	4.300	03-25-28	85,000	97,843
CVS Health Corp.	5.050	03-25-48	138,000	174,292
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	225,000	$219,119
HCA, Inc.	4.125	06-15-29	107,000	120,783
HCA, Inc.	5.250	04-15-25	50,000	57,610
HCA, Inc.	5.250	06-15-26	32,000	37,422
Mass General Brigham, Inc.	3.192	07-01-49	184,000	189,968
Universal Health Services, Inc. (A)	2.650	10-15-30	34,000	33,618
Pharmaceuticals 0.7%
Royalty Pharma PLC (A)	1.750	09-02-27	25,000	25,037
Viatris, Inc. (A)	2.300	06-22-27	60,000	61,877
Viatris, Inc. (A)	2.700	06-22-30	55,000	55,747
Industrials 11.3%				2,381,747
Aerospace and defense 3.4%
DAE Funding LLC (A)	3.375	03-20-28	200,000	202,440
Huntington Ingalls Industries, Inc.	4.200	05-01-30	76,000	87,317
The Boeing Company	3.200	03-01-29	250,000	256,944
The Boeing Company	5.040	05-01-27	100,000	115,253
The Boeing Company	5.805	05-01-50	36,000	46,438
Airlines 4.2%
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	109,768	106,834
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	118,335	119,751
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	38,047	35,870
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	19,863	18,572
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	30,268	29,970
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	39,652	42,597
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	33,720	34,074
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	105,561	108,728
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	121,483	121,479
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	177,600	198,024
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	50,000	51,584
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	19,334	19,141
Building products 0.3%
Masco Corp.	2.000	10-01-30	40,000	39,212
Owens Corning	3.950	08-15-29	18,000	20,192
Industrial conglomerates 0.9%
General Electric Company	4.250	05-01-40	66,000	73,291
General Electric Company	5.550	01-05-26	107,000	127,557
Professional services 0.3%
CoStar Group, Inc. (A)	2.800	07-15-30	56,000	56,509
Road and rail 0.1%
Canadian Pacific Railway Company	2.050	03-05-30	33,000	33,235
Trading companies and distributors 2.1%
AerCap Ireland Capital DAC	2.875	08-14-24	150,000	156,231
Air Lease Corp.	2.875	01-15-26	40,000	41,631
Air Lease Corp.	3.625	12-01-27	20,000	21,373
Ashtead Capital, Inc. (A)	4.250	11-01-29	200,000	217,500
Information technology 12.7%				2,674,557
Communications equipment 1.0%
Motorola Solutions, Inc.	2.300	11-15-30	65,000	63,742
Motorola Solutions, Inc.	4.600	02-23-28	117,000	136,659
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 0.6%
PayPal Holdings, Inc.	2.850	10-01-29	101,000	$108,082
Visa, Inc.	2.700	04-15-40	25,000	25,451
Semiconductors and semiconductor equipment 7.6%
Broadcom, Inc.	4.700	04-15-25	70,000	79,013
Broadcom, Inc.	4.750	04-15-29	331,000	379,337
Broadcom, Inc.	5.000	04-15-30	88,000	102,287
KLA Corp.	4.100	03-15-29	43,000	49,786
Lam Research Corp.	4.000	03-15-29	115,000	133,245
Lam Research Corp.	4.875	03-15-49	31,000	41,774
Marvell Technology Group, Ltd.	4.875	06-22-28	46,000	54,204
Micron Technology, Inc.	4.185	02-15-27	175,000	199,216
Micron Technology, Inc.	4.975	02-06-26	21,000	24,350
Micron Technology, Inc.	5.327	02-06-29	222,000	268,371
NVIDIA Corp.	2.850	04-01-30	53,000	57,007
NXP BV (A)	3.400	05-01-30	60,000	65,294
NXP BV (A)	3.875	06-18-26	124,000	138,142
Software 1.7%
Autodesk, Inc.	2.850	01-15-30	20,000	21,171
Citrix Systems, Inc.	1.250	03-01-26	152,000	151,371
Infor, Inc. (A)	1.750	07-15-25	14,000	14,276
Microsoft Corp.	2.525	06-01-50	40,000	37,587
Oracle Corp.	2.950	04-01-30	132,000	142,053
Technology hardware, storage and peripherals 1.8%
Dell International LLC (A)	4.900	10-01-26	100,000	115,598
Dell International LLC (A)	5.300	10-01-29	53,000	62,988
Dell International LLC (A)	8.350	07-15-46	69,000	105,571
Hewlett Packard Enterprise Company	4.900	10-15-25	85,000	97,982
Materials 4.5%				954,542
Chemicals 2.6%
Albemarle Wodgina Pty, Ltd.	3.450	11-15-29	34,000	35,602
Ecolab, Inc.	1.300	01-30-31	160,000	150,638
Ecolab, Inc.	4.800	03-24-30	15,000	18,369
Nutrition & Biosciences, Inc. (A)	1.832	10-15-27	20,000	20,092
Nutrition & Biosciences, Inc. (A)	2.300	11-01-30	39,000	39,144
Orbia Advance Corp. SAB de CV (A)	5.500	01-15-48	200,000	229,750
The Sherwin-Williams Company	2.300	05-15-30	49,000	49,725
Construction materials 0.2%
Vulcan Materials Company	3.500	06-01-30	51,000	56,439
Containers and packaging 1.4%
Berry Global, Inc. (A)	1.570	01-15-26	95,000	94,536
Colonial Enterprises, Inc. (A)	3.250	05-15-30	183,000	199,945
Metals and mining 0.1%
Newmont Corp.	2.800	10-01-29	21,000	22,169
Paper and forest products 0.2%
Georgia-Pacific LLC (A)	2.300	04-30-30	37,000	38,133
Real estate 5.3%				1,113,226
Equity real estate investment trusts 5.3%
American Homes 4 Rent LP	4.250	02-15-28	37,000	41,550
American Tower Corp.	3.550	07-15-27	161,000	177,524
American Tower Corp.	3.800	08-15-29	26,000	29,021
6	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Crown Castle International Corp.	2.250	01-15-31	93,000	$91,353
Crown Castle International Corp.	3.300	07-01-30	55,000	59,064
Crown Castle International Corp.	3.650	09-01-27	73,000	81,092
Crown Castle International Corp.	3.800	02-15-28	51,000	56,667
CyrusOne LP	2.150	11-01-30	30,000	28,296
CyrusOne LP	3.450	11-15-29	55,000	57,852
Equinix, Inc.	1.550	03-15-28	69,000	67,692
Equinix, Inc.	3.200	11-18-29	106,000	112,657
GLP Capital LP	5.375	04-15-26	80,000	91,861
Host Hotels & Resorts LP	4.500	02-01-26	30,000	32,703
Prologis LP	2.250	04-15-30	135,000	138,182
SBA Tower Trust (A)	2.836	01-15-25	45,000	47,712
Utilities 3.1%				663,396
Electric utilities 1.7%
Emera US Finance LP	3.550	06-15-26	19,000	20,903
NRG Energy, Inc. (A)	2.450	12-02-27	66,000	66,703
NRG Energy, Inc. (A)	4.450	06-15-29	60,000	66,630
Vistra Operations Company LLC (A)	3.700	01-30-27	143,000	154,953
Vistra Operations Company LLC (A)	4.300	07-15-29	46,000	51,241
Gas utilities 0.6%
Infraestructura Energetica Nova SAB de CV (A)	4.750	01-15-51	125,000	125,531
Multi-utilities 0.8%
Dominion Energy, Inc.	3.375	04-01-30	35,000	38,251

NiSource, Inc.	1.700	02-15-31	125,000	119,150

NiSource, Inc.	3.600	05-01-30	18,000	20,034
Municipal bonds 4.2%				$883,470
(Cost $890,371)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	31,959
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	126,993
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	60,000	64,346
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	30,626
Port Authority of New York & New Jersey	1.086	07-01-23	175,000	177,763
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	140,000	143,415
State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	90,000	92,091
University of California	1.316	05-15-27	65,000	64,533
University of Virginia	2.256	09-01-50	165,000	151,744

	Shares	Value
Common stocks 0.0%		$4,642
(Cost $5,199)
Utilities 0.0%		4,642
Multi-utilities 0.0%

Dominion Energy, Inc.	50	4,642
Preferred securities 0.0%		$2,938
(Cost $3,200)
Utilities 0.0%		2,938
Multi-utilities 0.0%
DTE Energy Company, 6.250%	64	2,938

SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

Total investments (Cost $20,095,455) 96.3%	$20,315,723
Other assets and liabilities, net 3.7%	779,752
Total net assets 100.0%	$21,095,475

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,148,714 or 24.4% of the portfolio's net assets as of 2-28-21.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
The portfolio had the following country composition as a percentage of net assets on 2-28-21:
United States	84.3%
United Kingdom	2.3%
Netherlands	2.0%
Mexico	1.7%
Ireland	1.4%
Canada	1.3%
France	1.3%
Australia	1.2%
Saudi Arabia	1.1%
United Arab Emirates	1.0%
Other countries	2.4%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 2-28-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 96.0%				$15,099,487
(Cost $14,777,143)
Communication services 17.8%				2,794,872
Diversified telecommunication services 4.5%
Cincinnati Bell, Inc. (A)	7.000	07-15-24	103,000	107,120
Frontier Communications Corp. (A)	5.875	10-15-27	12,000	12,840
GCI LLC (A)	4.750	10-15-28	35,000	36,181
Lumen Technologies, Inc. (A)	4.000	02-15-27	28,000	28,622
Lumen Technologies, Inc. (A)	4.500	01-15-29	75,000	74,876
Radiate Holdco LLC (A)	6.500	09-15-28	42,000	44,100
Switch, Ltd. (A)	3.750	09-15-28	14,000	14,263
Telecom Argentina SA (A)	6.500	06-15-21	24,000	23,220
Telecom Argentina SA (A)	8.000	07-18-26	46,000	41,055
Telecom Italia Capital SA	7.200	07-18-36	106,000	135,924
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25	200,000	197,250
Entertainment 2.6%
Legends Hospitality Holding Company LLC (A)	5.000	02-01-26	15,000	15,263
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24	48,000	48,850
Netflix, Inc.	4.875	04-15-28	96,000	109,291
Netflix, Inc. (A)	4.875	06-15-30	48,000	55,200
Netflix, Inc. (A)	5.375	11-15-29	20,000	23,629
Netflix, Inc.	5.875	11-15-28	125,000	149,963
Interactive media and services 1.0%
ANGI Group LLC (A)	3.875	08-15-28	52,000	53,170
Match Group Holdings II LLC (A)	4.125	08-01-30	43,000	44,451
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Twitter, Inc. (A)	3.875	12-15-27	50,000	$53,360
Media 5.5%
Cable One, Inc. (A)	4.000	11-15-30	23,000	23,000
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	20,000	20,300
CSC Holdings LLC (A)	5.750	01-15-30	200,000	213,440
CSC Holdings LLC	5.875	09-15-22	61,000	64,171
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	200,000	214,220
MDC Partners, Inc. (A)	7.500	05-01-24	120,000	120,900
Meredith Corp.	6.875	02-01-26	79,000	80,607
National CineMedia LLC (A)	5.875	04-15-28	32,000	29,440
Sirius XM Radio, Inc. (A)	5.000	08-01-27	87,000	90,590
Townsquare Media, Inc. (A)	6.875	02-01-26	5,000	5,229
Wireless telecommunication services 4.2%
Oztel Holdings SPC, Ltd. (A)	6.625	04-24-28	200,000	218,560
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	200,000	207,500
Sprint Corp.	7.875	09-15-23	82,000	94,673
T-Mobile USA, Inc.	2.875	02-15-31	12,000	11,775
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	110,000	131,839
Consumer discretionary 14.9%				2,338,434
Auto components 0.2%
Dealer Tire LLC (A)	8.000	02-01-28	24,000	25,680
Automobiles 4.1%
Ford Motor Credit Company LLC	4.125	08-17-27	200,000	210,500
Ford Motor Credit Company LLC	4.134	08-04-25	200,000	210,500
Ford Motor Credit Company LLC	5.113	05-03-29	200,000	219,000
Diversified consumer services 1.0%
Laureate Education, Inc. (A)	8.250	05-01-25	46,000	48,185
Service Corp. International	3.375	08-15-30	28,000	27,475
Sotheby's (A)	7.375	10-15-27	75,000	81,000
Hotels, restaurants and leisure 6.8%
Affinity Gaming (A)	6.875	12-15-27	35,000	37,100
Bally's Corp. (A)	6.750	06-01-27	78,000	83,503
Caesars Resort Collection LLC (A)	5.750	07-01-25	25,000	26,250
CCM Merger, Inc. (A)	6.375	05-01-26	26,000	27,560
Connect Finco SARL (A)	6.750	10-01-26	90,000	93,292
Dave & Buster's, Inc. (A)	7.625	11-01-25	10,000	10,600
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32	55,000	54,166
Hilton Domestic Operating Company, Inc. (A)	4.000	05-01-31	35,000	35,481
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	83,000	89,434
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28	15,000	16,247
International Game Technology PLC (A)	6.500	02-15-25	75,000	82,875
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	64,000	66,621
Life Time, Inc. (A)	8.000	04-15-26	25,000	25,313
MGM Resorts International	4.750	10-15-28	80,000	83,264
Mohegan Gaming & Entertainment (A)	8.000	02-01-26	58,000	57,348
New Red Finance, Inc. (A)	4.000	10-15-30	111,000	108,247
Travel + Leisure Company (A)	4.625	03-01-30	33,000	34,206
Travel + Leisure Company	6.600	10-01-25	29,000	32,553
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	20,000	20,400
Yum! Brands, Inc.	3.625	03-15-31	50,000	48,063
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc. (A)	4.750	01-15-30	42,000	$43,823
Household durables 0.5%
Century Communities, Inc.	6.750	06-01-27	39,000	41,535
Empire Communities Corp. (A)	7.000	12-15-25	10,000	10,525
MDC Holdings, Inc.	2.500	01-15-31	30,000	29,250
Internet and direct marketing retail 0.7%
QVC, Inc.	4.375	03-15-23	75,000	78,548
QVC, Inc.	5.450	08-15-34	35,000	37,013
Multiline retail 0.1%
Macy's, Inc. (A)	8.375	06-15-25	20,000	22,100
Specialty retail 0.8%
Asbury Automotive Group, Inc.	4.750	03-01-30	50,000	52,375
Group 1 Automotive, Inc. (A)	4.000	08-15-28	10,000	10,100
Ken Garff Automotive LLC (A)	4.875	09-15-28	30,000	30,750
Michaels Stores, Inc. (A)	4.750	10-01-27	17,000	17,383
Specialty Building Products Holdings LLC (A)	6.375	09-30-26	7,000	7,263
Textiles, apparel and luxury goods 0.7%
Hanesbrands, Inc. (A)	5.375	05-15-25	48,000	50,869
Levi Strauss & Company (A)	3.500	03-01-31	14,000	14,158
Levi Strauss & Company	5.000	05-01-25	37,000	37,879
Consumer staples 6.2%				974,397
Food and staples retailing 1.5%
Advantage Sales & Marketing, Inc. (A)	6.500	11-15-28	80,000	82,000
Albertsons Companies, Inc. (A)	3.250	03-15-26	25,000	24,733
Albertsons Companies, Inc. (A)	3.500	03-15-29	71,000	68,213
Albertsons Companies, Inc. (A)	4.875	02-15-30	22,000	22,775
U.S. Foods, Inc. (A)	4.750	02-15-29	44,000	44,622
Food products 4.5%
BRF SA (A)	5.750	09-21-50	200,000	205,160
Kraft Heinz Foods Company	4.375	06-01-46	75,000	81,710
Kraft Heinz Foods Company	4.875	10-01-49	17,000	19,903
Kraft Heinz Foods Company	5.000	06-04-42	25,000	29,406
Kraft Heinz Foods Company	5.500	06-01-50	35,000	45,003
Lamb Weston Holdings, Inc. (A)	4.875	05-15-28	3,000	3,270
NBM US Holdings, Inc. (A)	6.625	08-06-29	200,000	222,936
Post Holdings, Inc. (A)	5.500	12-15-29	30,000	32,288
Simmons Foods, Inc. (A)	4.625	03-01-29	10,000	10,129
Simmons Foods, Inc. (A)	5.750	11-01-24	52,000	53,591
Household products 0.2%
Edgewell Personal Care Company (A)	5.500	06-01-28	27,000	28,658
Energy 7.5%				1,187,954
Energy equipment and services 1.2%
CSI Compressco LP (A)	7.500	04-01-25	88,000	88,220
CSI Compressco LP (A)	7.500	04-01-25	27,000	27,068
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (A)	10.000	04-01-26	86,911	73,874
Oil, gas and consumable fuels 6.3%
Altera Infrastructure LP (A)	8.500	07-15-23	72,000	65,332
Antero Resources Corp.	5.000	03-01-25	42,000	41,769
Cheniere Energy Partners LP	4.500	10-01-29	110,000	115,775
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	41,000	$36,388
Leviathan Bond, Ltd. (A)	6.500	06-30-27	83,000	92,475
Leviathan Bond, Ltd. (A)	6.750	06-30-30	16,000	17,804
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	239,000	238,104
Occidental Petroleum Corp.	2.900	08-15-24	48,000	46,713
Occidental Petroleum Corp.	3.500	08-15-29	16,000	15,300
Petrobras Global Finance BV	5.093	01-15-30	119,000	126,200
Petrobras Global Finance BV	6.900	03-19-49	47,000	52,565
Sunoco LP (A)	4.500	05-15-29	20,000	20,000
Targa Resources Partners LP (A)	4.000	01-15-32	133,000	130,367
Financials 11.3%				1,780,447
Banks 7.4%
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (B)	4.700	01-30-25	200,000	202,040
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (B)	6.250	08-15-26	134,000	152,800
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (B)	5.100	06-30-23	67,000	67,000
Freedom Mortgage Corp. (A)	8.125	11-15-24	71,000	73,663
Freedom Mortgage Corp. (A)	8.250	04-15-25	30,000	31,208
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	221,680
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (B)	8.625	08-15-21	200,000	206,500
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	200,000	204,502
Capital markets 1.4%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)	7.500	07-17-23	200,000	218,760
Consumer finance 0.9%
Enova International, Inc. (A)	8.500	09-01-24	1,000	1,018
Enova International, Inc. (A)	8.500	09-15-25	84,000	86,100
OneMain Finance Corp.	6.875	03-15-25	31,000	34,964
OneMain Finance Corp.	8.875	06-01-25	20,000	21,972
Diversified financial services 0.7%
Brightstar Escrow Corp. (A)	9.750	10-15-25	27,000	28,688
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	59,000	62,248
Trident TPI Holdings, Inc. (A)	6.625	11-01-25	22,000	22,330
Thrifts and mortgage finance 0.9%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	40,000	40,806
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	37,000	38,018
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	20,000	21,000
Radian Group, Inc.	4.500	10-01-24	43,000	45,150
Health care 7.6%				1,192,324
Health care equipment and supplies 0.2%
Varex Imaging Corp. (A)	7.875	10-15-27	33,000	36,218
Health care providers and services 5.7%
Centene Corp.	2.500	03-01-31	105,000	101,556
Centene Corp.	3.000	10-15-30	74,000	75,162
Centene Corp.	4.250	12-15-27	25,000	26,031
Centene Corp.	4.625	12-15-29	35,000	37,765
Centene Corp. (A)	5.375	06-01-26	77,000	80,457
DaVita, Inc. (A)	3.750	02-15-31	73,000	69,565
DaVita, Inc. (A)	4.625	06-01-30	80,000	81,400
Encompass Health Corp.	4.500	02-01-28	29,000	30,149
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Encompass Health Corp.	4.625	04-01-31	29,000	$30,805
MEDNAX, Inc. (A)	6.250	01-15-27	72,000	76,047
Rede D'or Finance Sarl (A)	4.500	01-22-30	200,000	203,500
Select Medical Corp. (A)	6.250	08-15-26	56,000	59,920
Team Health Holdings, Inc. (A)	6.375	02-01-25	20,000	18,000
Life sciences tools and services 0.1%
Charles River Laboratories International, Inc. (A)	4.250	05-01-28	15,000	15,656
Pharmaceuticals 1.6%
Bausch Health Companies, Inc. (A)	5.250	01-30-30	36,000	36,601
Bausch Health Companies, Inc. (A)	6.125	04-15-25	85,000	87,037
Bausch Health Companies, Inc. (A)	6.250	02-15-29	85,000	90,585
Catalent Pharma Solutions, Inc. (A)	3.125	02-15-29	15,000	14,820
Catalent Pharma Solutions, Inc. (A)	5.000	07-15-27	20,000	21,050
Industrials 14.2%				2,235,912
Aerospace and defense 1.9%
Howmet Aerospace, Inc.	5.125	10-01-24	98,000	106,565
Kratos Defense & Security Solutions, Inc. (A)	6.500	11-30-25	61,000	63,593
TransDigm, Inc.	5.500	11-15-27	130,000	133,549
Air freight and logistics 0.2%
Watco Companies LLC (A)	6.500	06-15-27	11,000	11,820
XPO Logistics, Inc. (A)	6.250	05-01-25	10,000	10,741
Airlines 3.7%
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	171,558	166,972
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	83,236	77,825
Delta Air Lines, Inc.	2.900	10-28-24	130,000	129,389
Delta Air Lines, Inc.	3.800	04-19-23	75,000	76,884
Delta Air Lines, Inc.	4.375	04-19-28	70,000	73,529
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	55,729	54,792
Building products 0.3%
Builders FirstSource, Inc. (A)	5.000	03-01-30	35,000	36,783
Builders FirstSource, Inc. (A)	6.750	06-01-27	11,000	11,798
Commercial services and supplies 3.5%
APX Group, Inc.	7.625	09-01-23	75,000	77,978
Cimpress PLC (A)	7.000	06-15-26	150,000	158,205
Clean Harbors, Inc. (A)	4.875	07-15-27	91,000	94,868
GFL Environmental, Inc. (A)	3.500	09-01-28	75,000	73,313
Graphic Packaging International LLC (A)	3.500	03-01-29	55,000	55,275
LSC Communications, Inc. (A)(C)	8.750	10-15-23	80,000	5,600
Prime Security Services Borrower LLC (A)	3.375	08-31-27	12,000	11,699
Prime Security Services Borrower LLC (A)	6.250	01-15-28	44,000	45,581
Stericycle, Inc. (A)	3.875	01-15-29	15,000	15,107
Williams Scotsman International, Inc. (A)	4.625	08-15-28	14,000	14,385
Construction and engineering 1.2%
AECOM	5.125	03-15-27	121,000	132,193
MasTec, Inc. (A)	4.500	08-15-28	36,000	37,627
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	6,000	6,406
Tutor Perini Corp. (A)	6.875	05-01-25	17,000	17,213
Machinery 0.4%
ATS Automation Tooling Systems, Inc. (A)	4.125	12-15-28	10,000	10,113
Clark Equipment Company (A)	5.875	06-01-25	10,000	10,550
Hillenbrand, Inc.	5.750	06-15-25	17,000	18,190
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	22,000	$23,210
Professional services 0.3%
TriNet Group, Inc. (A)	3.500	03-01-29	50,000	49,563
Road and rail 0.9%
Uber Technologies, Inc. (A)	7.500	05-15-25	45,000	48,375
Uber Technologies, Inc. (A)	7.500	09-15-27	79,000	86,406
Trading companies and distributors 1.8%
Ahern Rentals, Inc. (A)	7.375	05-15-23	51,000	42,840
Boise Cascade Company (A)	4.875	07-01-30	10,000	10,660
H&E Equipment Services, Inc. (A)	3.875	12-15-28	65,000	62,563
United Rentals North America, Inc.	3.875	11-15-27	45,000	46,876
United Rentals North America, Inc.	3.875	02-15-31	31,000	31,701
United Rentals North America, Inc.	4.875	01-15-28	90,000	95,175
Information technology 2.8%				436,686
IT services 1.0%
Gartner, Inc. (A)	3.750	10-01-30	14,000	14,175
Gartner, Inc. (A)	4.500	07-01-28	15,000	15,750
Sabre GLBL, Inc. (A)	7.375	09-01-25	48,000	51,970
Tempo Acquisition LLC (A)	6.750	06-01-25	20,000	20,525
VeriSign, Inc.	5.250	04-01-25	50,000	55,875
Semiconductors and semiconductor equipment 0.5%
Microchip Technology, Inc. (A)	4.250	09-01-25	35,000	36,725
Qorvo, Inc. (A)	3.375	04-01-31	38,000	38,000
Software 0.4%
Crowdstrike Holdings, Inc.	3.000	02-15-29	11,000	11,000
j2 Global, Inc. (A)	4.625	10-15-30	45,000	46,692
PTC, Inc. (A)	4.000	02-15-28	11,000	11,316
Technology hardware, storage and peripherals 0.9%
Atento Luxco 1 SA (A)	8.000	02-10-26	30,000	31,480
CDW LLC	3.250	02-15-29	30,000	29,520
Xerox Holdings Corp. (A)	5.500	08-15-28	69,000	73,658
Materials 9.7%				1,528,346
Chemicals 2.4%
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (A)	8.500	01-23-81	200,000	226,100
Methanex Corp.	4.250	12-01-24	45,000	46,913
Valvoline, Inc. (A)	3.625	06-15-31	65,000	64,025
WR Grace & Company (A)	4.875	06-15-27	35,000	36,288
Construction materials 1.9%
Cemex SAB de CV (A)	7.375	06-05-27	200,000	224,580
Standard Industries, Inc. (A)	3.375	01-15-31	28,000	26,804
Standard Industries, Inc. (A)	5.000	02-15-27	12,000	12,390
US Concrete, Inc. (A)	5.125	03-01-29	27,000	27,810
Containers and packaging 2.1%
Ardagh Packaging Finance PLC (A)	6.000	02-15-25	200,000	206,740
Graham Packaging Company, Inc. (A)	7.125	08-15-28	5,000	5,405
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	28,000	30,030
Reynolds Group Issuer, Inc. (A)	4.000	10-15-27	95,000	94,703
Metals and mining 3.1%
Arconic Corp. (A)	6.000	05-15-25	15,000	15,938
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Arconic Corp. (A)	6.125	02-15-28	41,000	$43,269
Commercial Metals Company	5.375	07-15-27	27,000	28,620
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	200,000	217,000
Freeport-McMoRan, Inc.	4.625	08-01-30	60,000	66,316
Freeport-McMoRan, Inc.	5.450	03-15-43	56,000	69,580
Hudbay Minerals, Inc. (A)	4.500	04-01-26	16,000	16,210
JW Aluminum Continuous Cast Company (A)	10.250	06-01-26	15,000	15,825
Volcan Cia Minera SAA (A)	4.375	02-11-26	15,000	15,431
Paper and forest products 0.2%
Norbord, Inc. (A)	6.250	04-15-23	35,000	38,369
Real estate 2.1%				328,522
Equity real estate investment trusts 2.1%
Iron Mountain, Inc. (A)	4.875	09-15-29	38,000	38,760
Iron Mountain, Inc. (A)	5.250	07-15-30	51,000	52,466
MGM Growth Properties Operating Partnership LP (A)	3.875	02-15-29	43,000	43,538
SBA Communications Corp.	3.875	02-15-27	67,000	69,448
Uniti Group LP (A)	6.500	02-15-29	30,000	30,225
VICI Properties LP (A)	4.125	08-15-30	40,000	41,600
VICI Properties LP (A)	4.625	12-01-29	50,000	52,485
Utilities 1.9%				301,593
Electric utilities 0.9%
DPL, Inc. (A)	4.125	07-01-25	40,000	42,800
FirstEnergy Corp.	2.650	03-01-30	50,000	49,395
NRG Energy, Inc. (A)	3.375	02-15-29	14,000	13,858
NRG Energy, Inc. (A)	3.625	02-15-31	35,000	34,475
Gas utilities 0.4%
AmeriGas Partners LP	5.500	05-20-25	60,000	65,682
Independent power and renewable electricity producers 0.6%
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	60,000	64,199
NextEra Energy Operating Partners LP (A)	4.500	09-15-27	28,000	31,184

	Shares	Value
Preferred securities 0.9%		$139,353
(Cost $116,195)
Communication services 0.3%		44,109
Wireless telecommunication services 0.3%
Telephone and Data Systems, Inc., 6.625%	1,775	44,109
Information technology 0.6%		95,244
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc., 8.000%	63	95,244

Total investments (Cost $14,893,338) 96.9%	$15,238,840
Other assets and liabilities, net 3.1%	487,114
Total net assets 100.0%	$15,725,954

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $9,136,366 or 58.1% of the portfolio's net assets as of 2-28-21.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
The portfolio had the following country composition as a percentage of net assets on 2-28-21:
United States	72.9%
Ireland	3.7%
Canada	3.3%
Netherlands	2.8%
Mexico	2.7%
Brazil	2.4%
United Kingdom	2.2%
Luxembourg	2.1%
Switzerland	1.4%
United Arab Emirates	1.4%
Other countries	5.1%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 2-28-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 32.8%				$5,750,643
(Cost $5,708,272)
Commercial and residential 22.8%				3,996,942
Angel Oak Mortgage Trust LLC Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	99,111	99,509
Arroyo Mortgage Trust Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	89,552	91,451
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	100,000	108,022
Series 2015-200P, Class C (A)(B)	3.596	04-14-33	115,000	123,146
BBCMS Trust Series 2015-SRCH, Class D (A)(B)	4.957	08-10-35	100,000	110,900
Benchmark Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	115,000	119,478
Series 2019-B12, Class A2	3.001	08-15-52	100,000	105,572
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1 (A)	3.613	10-26-48	62,498	62,552
Series 2019-2, Class A1 (A)	2.879	07-25-49	58,810	60,250
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	1.433	03-15-37	115,000	115,069
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (A)(C)	1.042	10-15-37	134,000	134,365
BX Trust Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (A)(C)	1.612	01-15-34	20,000	20,006
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(C)	1.862	12-15-37	115,000	115,177
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (A)	3.341	05-10-36	115,000	122,375
Series 2019-SMRT, Class A (A)	4.149	01-10-36	150,000	162,648
Series 2020-GC46, Class A2	2.708	02-15-53	100,000	104,906
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (A)(B)	3.337	05-25-49	29,505	29,540
Series 2020-1, Class A1 (A)(B)	2.488	02-25-50	61,027	61,746
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D (A)(B)	2.683	11-10-46	100,000	$96,708
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(C)	1.712	05-15-36	125,000	125,712
Series 2020-AFC1, Class A1 (A)(B)	2.240	02-25-50	71,050	72,431
Series 2021-AFC1, Class A1 (A)(B)	0.830	03-25-56	200,000	199,998
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	177,155	175,629
DBJPM Mortgage Trust Series 2020-C9, Class A2	1.900	09-15-53	95,000	97,675
Ellington Financial Mortgage Trust
Series 2020-2, Class A1 (A)(B)	1.178	10-25-65	86,182	86,208
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	100,000	99,963
Flagstar Mortgage Trust Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	149,000	153,092
GCAT Trust
Series 2019-NQM1, Class A1 (A)	2.985	02-25-59	53,486	53,720
Series 2020-NQM1, Class A1 (A)	2.247	01-25-60	70,270	71,773
GS Mortgage Securities Trust
Series 2013-GC12, Class A3	2.860	06-10-46	80,000	82,248
Series 2015-590M, Class C (A)(B)	3.805	10-10-35	115,000	119,873
Irvine Core Office Trust Series 2013-IRV, Class A2 (A)(B)	3.173	05-15-48	115,000	120,986
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(C)	1.162	05-15-36	100,000	100,093
MFA Trust Series 2020-NQM1, Class A1 (A)(B)	1.479	03-25-65	80,529	81,385
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	1.512	11-15-34	115,000	115,495
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(B)	2.275	02-25-50	66,545	67,913
Series 2020-3, Class A1 (A)(B)	1.486	04-25-65	84,008	85,001
Verus Securitization Trust Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	100,000	99,919
Visio Trust Series 2020-1R, Class A1 (A)	1.312	11-25-55	143,370	144,408
U.S. Government Agency 10.0%				1,753,701
Federal Home Loan Mortgage Corp.
Series K038, Class A2	3.389	03-25-24	100,000	108,143
Series K040, Class A2	3.241	09-25-24	150,000	163,421
Series K048, Class A2 (B)	3.284	06-25-25	75,000	82,547
Series K048, Class X1 IO	0.236	06-25-25	10,419,745	100,555
Series K049, Class A2	3.010	07-25-25	65,000	70,971
Series K052, Class A2	3.151	11-25-25	35,000	38,528
Series K727, Class A2	2.946	07-25-24	225,000	240,781
Federal National Mortgage Association Series 2015-M13, Class A2 (B)	2.710	06-25-25	149,626	160,679
Government National Mortgage Association
Series 2020-108, Class IO	0.935	06-16-62	1,011,064	81,724
Series 2020-114, Class IO	0.928	09-16-62	1,091,033	89,557
Series 2020-118, Class IO	1.047	06-16-62	1,096,592	92,674
Series 2020-120, Class IO	0.883	05-16-62	1,167,204	93,407
Series 2020-137, Class IO	0.850	09-16-62	904,649	70,488
Series 2020-150, Class IO	0.983	12-16-62	1,304,253	111,150
Series 2020-170, Class IO	0.886	11-16-62	633,409	52,537
Series 2020-92, Class IO	1.016	02-16-62	971,615	83,407
Series 2021-10, Class IO	0.999	05-16-63	510,000	45,496

Series 2021-11, Class IO	1.022	12-16-62	730,000	67,636
16	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 65.4%				$11,470,744
(Cost $11,375,082)
Asset backed securities 65.4%				11,470,744
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C	1.590	10-20-25	72,000	73,317
AMSR Trust
Series 2020-SFR1, Class A (A)	1.819	04-17-37	99,904	101,676
Series 2020-SFR2, Class A (A)	1.632	07-17-37	200,000	202,787
Series 2020-SFR4, Class A (A)	1.355	11-17-37	115,000	115,196
Applebee's Funding LLC Series 2019-1A, Class A2I (A)	4.194	06-07-49	114,713	118,005
Arby's Funding LLC Series 2020-1A, Class A2 (A)	3.237	07-30-50	82,585	84,079
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A (A)	3.450	03-20-23	100,000	102,526
Series 2019-3A, Class A (A)	2.360	03-20-26	100,000	104,984
Series 2020-1A, Class A (A)	2.330	08-20-26	100,000	104,555
Bojangles Issuer LLC Series 2020-1A, Class A2 (A)	3.832	10-20-50	57,000	59,156
CarMax Auto Owner Trust
Series 2019-3, Class A4	2.300	04-15-25	100,000	104,058
Series 2020-3, Class A3	0.620	03-17-25	100,000	100,553
Series 2020-3, Class A4	0.770	03-16-26	100,000	100,791
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	92,546	96,306
Series 2020-1A, Class B1 (A)	4.170	02-15-50	100,000	103,388
Carvana Auto Receivables Trust Series 2020-P1, Class A4	0.610	10-08-26	76,000	76,176
CLI Funding VI LLC Series 2020-1A, Class A (A)	2.080	09-18-45	94,833	95,995
CLI Funding VIII LLC Series 2021-1A, Class A (A)	1.640	02-18-46	129,000	128,998
CoreVest American Finance Trust
Series 2019-3, Class A (A)	2.705	10-15-52	86,230	90,450
Series 2020-3, Class A (A)	1.358	08-15-53	99,348	98,878
DataBank Issuer Series 2021-1A, Class A2 (A)	2.060	02-27-51	190,000	189,963
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	116,400	123,315
Series 2019-1A, Class A2I (A)	3.787	05-20-49	197,000	201,466
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (A)	4.118	07-25-47	139,680	150,470
DRB Prime Student Loan Trust Series 2015-D, Class A2 (A)	3.200	01-25-40	61,993	62,465
Driven Brands Funding LLC Series 2020-2A, Class A2 (A)	3.237	01-20-51	130,000	132,072
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (A)	2.610	01-25-34	62,543	64,539
Exeter Automobile Receivables Trust
Series 2020-1A, Class C (A)	2.490	01-15-25	100,000	102,371
Series 2021-1A, Class C	0.740	01-15-26	95,000	94,933
FirstKey Homes Trust
Series 2020-SFR1, Class A (A)	1.339	09-17-25	150,000	150,556
Series 2020-SFR2, Class A (A)	1.266	10-19-37	106,000	106,091
Five Guys Funding LLC Series 2017-1A, Class A2 (A)	4.600	07-25-47	114,138	119,105
Ford Credit Auto Owner Trust
Series 2018-1, Class A (A)	3.190	07-15-31	255,000	277,210
Series 2018-2, Class A (A)	3.470	01-15-30	100,000	107,220
Series 2020-1, Class A (A)	2.040	08-15-31	100,000	104,540
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	189,000	$203,383
Series 2020-2, Class A	1.060	09-15-27	150,000	149,790
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A4	1.740	08-18-25	78,000	80,727
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (A)	2.900	04-15-26	100,000	107,145
Series 2020-1, Class A (A)	0.680	08-15-25	106,000	106,619
Golden Credit Card Trust Series 2018-4A, Class A (A)	3.440	08-15-25	215,000	230,943
Hilton Grand Vacations Trust Series 2018-AA, Class A (A)	3.540	02-25-32	65,758	69,483
Home Partners of America Trust Series 2019-1, Class A (A)	2.908	09-17-39	94,003	96,857
Hyundai Auto Receivables Trust Series 2020-B, Class A4	0.620	12-15-25	75,000	75,372
Jack in the Box Funding LLC Series 2019-1A, Class A2I (A)	3.982	08-25-49	119,100	122,274
John Deere Owner Trust
Series 2020-A, Class A4	1.210	11-16-26	85,000	86,246
Series 2020-B, Class A4	0.720	06-15-27	125,000	125,611
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 (A)	2.815	04-22-31	152,000	152,000
MVW LLC Series 2020-1A, Class A (A)	1.740	10-20-37	85,997	87,680
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	39,795	41,366
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2 (A)	2.120	01-15-69	100,000	102,328
Series 2020-GA, Class A (A)	1.170	09-16-69	119,994	120,497
Series 2020-HA, Class A (A)	1.310	01-15-69	157,972	159,403
Series 2021-A, Class A (A)	0.840	05-15-69	155,000	155,069
Navient Student Loan Trust Series 2020-2A, Class A1A (A)	1.320	08-26-69	97,501	96,446
Neighborly Issuer LLC Series 2021-1A, Class A2 (A)	3.584	04-30-51	128,000	128,000
Nissan Auto Receivables Owner Trust
Series 2018-A, Class A4	2.890	06-17-24	155,000	157,806
Series 2020-A, Class A3	1.380	12-16-24	86,000	87,456
Series 2020-B, Class A4	0.710	02-16-27	16,000	16,108
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (A)	4.459	02-15-27	170,000	174,613
Series 2020-1A, Class A2 (A)	3.101	02-15-28	64,000	66,263
PFS Financing Corp.
Series 2018-F, Class A (A)	3.520	10-15-23	100,000	101,975
Series 2019-C, Class A (A)	2.230	10-15-24	100,000	102,873
Series 2020-E, Class A (A)	1.000	10-15-25	122,000	122,954
Progress Residential Trust
Series 2020-SFR1, Class A (A)	1.732	04-17-37	100,000	101,589
Series 2020-SFR2, Class A (A)	2.078	06-17-37	100,000	102,567
Series 2021-SFR1, Class A (A)	1.052	04-17-38	100,000	99,264
Santander Revolving Auto Loan Trust Series 2019-A, Class A (A)	2.510	01-26-32	120,000	127,168
SCF Equipment Leasing LLC
Series 2019-1A, Class A2 (A)	3.230	10-20-24	55,267	55,455
Series 2019-2A, Class C (A)	3.110	06-21-27	130,000	137,959
Series 2020-1A, Class A3 (A)	1.190	10-20-27	100,000	100,925
Series 2021-1A, Class B (A)	1.370	08-20-29	100,000	99,149
18	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
ServiceMaster Funding LLC Series 2020-1, Class A2II (A)	3.337	01-30-51	100,000	$100,801
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	104,177	107,946
Series 2019-B, Class A2A (A)	2.840	06-15-37	100,000	104,621
Series 2021-A, Class APT2 (A)	1.070	01-15-53	100,000	99,599
Sonic Capital LLC Series 2020-1A, Class A2I (A)	3.845	01-20-50	158,400	166,586
Taco Bell Funding LLC Series 2018-1A, Class A2I (A)	4.318	11-25-48	58,650	59,152
Tesla Auto Lease Trust Series 2020-A, Class A4 (A)	0.780	12-20-23	100,000	100,896
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	192,500	194,560
Series 2021-1A, Class A (A)	1.650	02-20-46	99,354	98,630
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(B)	3.413	10-25-53	100,000	106,710
Series 2017-1, Class A1 (A)(B)	2.750	10-25-56	92,413	94,088
Series 2017-2, Class A1 (A)(B)	2.750	04-25-57	33,383	33,910
Series 2018-1, Class A1 (A)(B)	3.000	01-25-58	51,664	53,296
Series 2018-6, Class A1A (A)(B)	3.750	03-25-58	117,475	122,109
Series 2019-1, Class A1 (A)(B)	3.741	03-25-58	108,145	115,192
Series 2020-4, Class A1 (A)	1.750	10-25-60	92,345	94,244
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (A)	2.560	11-25-31	155,000	164,443
Series 2020-1A, Class A (A)	1.350	05-25-33	100,000	102,162
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4	1.980	12-15-22	76,901	77,281
Series 2020-C, Class A3	0.440	10-15-24	32,000	32,109
Series 2020-C, Class A4	0.570	10-15-25	24,000	24,072
Tricon American Homes Trust Series 2020-SFR2, Class A (A)	1.482	11-17-39	100,000	99,068
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	192,917	195,252
Series 2021-1A, Class A (A)	1.860	03-20-46	100,000	99,290
Vantage Data Centers LLC
Series 2019-1A, Class A2 (A)	3.188	07-15-44	86,680	90,238
Series 2020-1A, Class A2 (A)	1.645	09-15-45	90,000	89,987
Series 2020-2A, Class A2 (A)	1.992	09-15-45	200,000	196,661
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	163,000	163,632
Series 2020-C, Class C	0.770	04-21-25	72,000	71,981
VR Funding LLC Series 2020-1A, Class A (A)	2.790	11-15-50	113,187	111,667
Wingstop Funding LLC Series 2020-1A, Class A2 (A)	2.841	12-05-50	100,000	101,008

Total investments (Cost $17,083,354) 98.2%	$17,221,387
Other assets and liabilities, net 1.8%	308,457
Total net assets 100.0%	$17,529,844

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,056,405 or 74.5% of the portfolio's net assets as of 2-28-21.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$231,100	—	$231,100	—
Corporate bonds	19,193,573	—	19,193,573	—
Municipal bonds	883,470	—	883,470	—
Common stocks	4,642	$4,642	—	—
Preferred securities	2,938	2,938	—	—
Total investments in securities	$20,315,723	$7,580	$20,308,143	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$15,099,487	—	$15,099,487	—
Preferred securities	139,353	$139,353	—	—
Total investments in securities	$15,238,840	$139,353	$15,099,487	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$5,750,643	—	$5,750,643	—
Asset backed securities	11,470,744	—	11,470,744	—
Total investments in securities	$17,221,387	—	$17,221,387	—
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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